Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Net revenues
Domestic		$ 56,061,148	$ 948,666,739	$ 1,192,714,214	$ 762,114,551
Incentive for automotive fuels		1,384	23,421	111,863,956	0
Export		45,358,203	767,551,517	1,073,424,789	728,540,828
Services income		218,410	3,695,941	5,385,350	4,973,241
Total revenues		101,639,145	1,719,937,618	2,383,388,309	1,495,628,620
(Impairment) of wells, pipelines, properties, plant and equipment, net		(1,701,780)	(28,797,518)	(83,538,021)	(1,210,595)
Cost of sales		81,590,461	1,380,673,789	1,698,563,022	1,066,650,702
Gross income (loss)		18,346,904	310,466,311	601,287,266	427,767,323
Other revenues (expenses):
Distribution, transportation and sale expenses		933,237	15,792,233	16,305,036	15,038,550
Administrative expenses		10,052,980	170,116,531	153,879,066	150,432,311
Other revenues		924,002	15,635,955	39,941,073	17,600,466
Other expenses		1,018,918	17,242,136	25,585,553	50,969,096
Operating income		7,265,771	122,951,366	445,458,684	228,927,832
Financing income	[1]	1,076,136	18,210,377	27,227,965	28,906,784
Financing cost	[2]	8,992,517	152,171,381	159,683,880	164,571,647
Derivative financial instruments income (cost), net		39,725	672,226	(22,862,951)	(25,224,243)
Foreign exchange income (loss), net		14,069,202	238,079,042	129,690,090	(45,675,050)
Sum of financing income, financing cost, derivative financial instruments income (cost), net and foreign exchange income (loss), net		6,192,546	104,790,264	(25,628,776)	(206,564,156)
Profit (loss) sharing in joint ventures and associates		24,188	409,315	349,401	(3,088,107)
(Impairment) in joint ventures		0	0	0	(6,703,324)
Income before duties, taxes and other		13,482,505	228,150,945	420,179,309	12,572,245
Profit sharing duty, net		12,650,746	214,075,924	391,420,083	306,827,282
Income tax expense (benefit)		350,040	5,923,357	(71,239,244)	520,840
Total duties, taxes and other		13,000,786	219,999,281	320,180,839	307,348,122
Net income (loss)		481,719	8,151,664	99,998,470	(294,775,877)
Currency translation effect		(3,190,653)	(53,992,236)	(33,510,936)	7,740,186
Actuarial (losses) gains - employee benefits, net of taxes		(291,404)	(4,931,136)	123,384,307	205,407,809
Total other comprehensive results		(3,482,057)	(58,923,372)	89,873,371	213,147,995
Total comprehensive (loss) income		(3,000,338)	(50,771,708)	189,871,841	(81,627,882)
Net income (loss) attributable to:
Controlling interest		479,063	8,106,714	100,412,051	(294,532,168)
Non-controlling interest		2,656	44,950	(413,581)	(243,709)
Net income (loss)		481,719	8,151,664	99,998,470	(294,775,877)
Other comprehensive results attributable to:
Controlling interest		(3,489,563)	(59,050,393)	89,876,902	213,145,476
Non-controlling interest		7,506	127,021	(3,531)	2,519
Total other comprehensive results		(3,482,057)	(58,923,372)	89,873,371	213,147,995
Comprehensive (loss) income:
Controlling interest		(3,010,500)	(50,943,679)	190,288,953	(81,386,692)
Non-controlling interest		10,162	171,971	(417,112)	(241,190)
Total comprehensive (loss) income		$ (3,000,338)	$ (50,771,708)	$ 189,871,841	$ (81,627,882)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2023, 2022 and 2021.
[2]	Mainly interest on debt.